[DECHERT LLP LETTERHEAD]
April 30, 2010
Via Edgar
Filing Desk
Securities and Exchange Commission
Office of Filings and Information Services
Branch of Registrations and Examinations
Mail Stop 0-25
100 F Street, NE
Washington, D.C. 20549

Re:	Goldman Sachs Variable Insurance Trust (the “Registrant”)
File Nos. 333-35883 and 811-08361
Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A
Ladies and Gentlemen:
Electronically transmitted for filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 22 to the Registrant’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 23 to the Registration Statement under the Investment Company Act of 1940, as amended. This filing is being made for the purpose of (i) updating certain financial information; (ii) filing the required exhibits; (iii) incorporating comments received from the Securities and Exchange Commission staff to Post-Effective Amendment No. 21 to the Registration Statement; and (iv) making other non-material changes to the Registrant’s Prospectuses and Statement of Additional Information. We hereby represent that the attached Post-Effective Amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b) under the 1933 Act.
No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 212.698.3806.
Very truly yours,
/s/ Elise M. Dolan
Elise M. Dolan